Deposits and Other Current Assets (Details) - USD ($)	3 Months Ended	6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Deposits and Other Current Assets (Details) [Line Items]
General and administrative expenses	$ 21,732			$ 4,265		$ 6,309,000	$ 6,082,000
Received tooling, machinery and equipment
Palantir Technologies Inc. [Member]
Deposits and Other Current Assets (Details) [Line Items]
Amortization expense related to the Palantir hosting arrangement and other prepaid software subscriptions		$ 3,204,000	$ 1,466,000	$ 8,866,000	$ 1,739,000	4,597,000	$ 745,000
Vendor Trust [Member] | Convertible Debt [Member]
Deposits and Other Current Assets (Details) [Line Items]
Deposits for tooling and equipment						$ 8,380,000